Loans and borrowings - Summary of Working Capital Loans (Details) € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal carrying value in TUSD8	$ 6,359,905			$ 4,938,901			$ 3,453,279
Current Liabilities
Disclosure of detailed information about borrowings [line items]
Principal carrying value in TUSD8	$ 3,238,044			$ 2,414,763
Secured Bank Loan, SOFR5+1.00% 1
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.00%	1.00%
Secured Bank Loan, SOFR5+1.00% 1 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency	$ 100,000
Principal carrying value in TUSD8	$ 100,000
Secured Bank Loan, SOFR5+1.00% 2
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.00%	1.00%
Secured Bank Loan, SOFR5+1.00% 2 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency	$ 125,000
Principal carrying value in TUSD8	$ 125,000
Secured Bank Loan, SOFR7+1.00% 1
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.00%	1.00%
Secured Bank Loan, SOFR7+1.00% 1 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency	$ 50,000
Principal carrying value in TUSD8	$ 50,000
Secured Bank Loan, SOFR7+1.70% 1
Disclosure of detailed information about borrowings [line items]
Interest rate	1.70%	1.70%	1.70%
Secured Bank Loan, SOFR7+1.70% 1 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency	$ 300,000
Principal carrying value in TUSD8	$ 300,000
Secured Bank Loan, SOFR7+1.70% 2
Disclosure of detailed information about borrowings [line items]
Interest rate	1.70%	1.70%	1.70%
Secured Bank Loan, SOFR7+1.70% 2 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency	$ 100,000
Principal carrying value in TUSD8	$ 100,000
Secured Bank Loan, SOFR7+1.70% 3
Disclosure of detailed information about borrowings [line items]
Interest rate	1.70%	1.70%	1.70%
Secured Bank Loan, SOFR7+1.70% 3 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency	$ 50,000
Principal carrying value in TUSD8	$ 50,000
Secured Bank Loan, SOFR7+1.00% 2
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.00%	1.00%
Secured Bank Loan, SOFR7+1.00% 2 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency	$ 50,000
Principal carrying value in TUSD8	$ 50,000
Unsecured Bank Loan, 4.00% p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate	4.00%	4.00%	4.00%
Nominal amount in respective currency | ¥		¥ 255,000
Principal carrying value in TUSD8	$ 36,485
Unsecured Bank Loan, 3.85% p.a. 1
Disclosure of detailed information about borrowings [line items]
Interest rate	3.85%	3.85%	3.85%
Nominal amount in respective currency | ¥		¥ 5,000
Principal carrying value in TUSD8	$ 715
Unsecured Bank Loan, 3.85% p.a. 2
Disclosure of detailed information about borrowings [line items]
Interest rate	3.85%	3.85%	3.85%
Nominal amount in respective currency | ¥		¥ 156,000
Principal carrying value in TUSD8	$ 22,320
Unsecured Bank Loan, 3.85% p.a. 3
Disclosure of detailed information about borrowings [line items]
Interest rate	3.85%	3.85%	3.85%
Nominal amount in respective currency | ¥		¥ 170,000
Principal carrying value in TUSD8	$ 24,323
Unsecured Bank Loan, 3.85% p.a. 4
Disclosure of detailed information about borrowings [line items]
Interest rate	3.85%	3.85%	3.85%
Nominal amount in respective currency | ¥		¥ 55,000
Principal carrying value in TUSD8	$ 7,869
Unsecured Bank Loan, 3.85% p.a. 5
Disclosure of detailed information about borrowings [line items]
Interest rate	3.85%	3.85%	3.85%
Nominal amount in respective currency | ¥		¥ 7,700
Principal carrying value in TUSD8	$ 1,098
Unsecured Bank Loan, 3.85% p.a. 6
Disclosure of detailed information about borrowings [line items]
Interest rate	3.85%	3.85%	3.85%
Nominal amount in respective currency | ¥		¥ 37,300
Principal carrying value in TUSD8	$ 5,341
Unsecured Bank Loan, 3.65% p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate	3.65%	3.65%	3.65%
Nominal amount in respective currency | ¥		¥ 800,000
Principal carrying value in TUSD8	$ 114,463
Secured Bank Loan, 2.40% p.a. 1
Disclosure of detailed information about borrowings [line items]
Interest rate	2.40%	2.40%	2.40%
Nominal amount in respective currency | ¥		¥ 1,100,000
Principal carrying value in TUSD8	$ 157,387
Unsecured Bank Loan, 4.50% p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%	4.50%	4.50%
Nominal amount in respective currency | ¥		¥ 2,000,000
Principal carrying value in TUSD8	$ 286,158
Secured Bank Loan, 4.50% p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%	4.50%	4.50%
Nominal amount in respective currency | ¥		¥ 1,000,000
Principal carrying value in TUSD8	$ 143,079
Secured Bank Loan, 5.45% p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate	5.45%	5.45%	5.45%
Nominal amount in respective currency	$ 210,000
Principal carrying value in TUSD8	$ 210,000
Unsecured Bank Loan, 7.30% p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate	7.30%	7.30%	7.30%
Nominal amount in respective currency	$ 300,000
Principal carrying value in TUSD8	$ 300,000
Secured Bank Loan, 2.40% p.a. 2
Disclosure of detailed information about borrowings [line items]
Interest rate	2.40%	2.40%	2.40%
Nominal amount in respective currency | ¥		¥ 976,000
Principal carrying value in TUSD8	$ 139,645
Secured Bank Loan, 3.82% p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate	3.82%	3.82%	3.82%
Nominal amount in respective currency	$ 320,000
Principal carrying value in TUSD8	$ 320,000
Unsecured Bank Loan, 3.82% p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate	3.82%	3.82%	3.82%
Nominal amount in respective currency	$ 82,000
Principal carrying value in TUSD8	$ 82,000
Unsecured Bank Loan, 3.68% p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate	3.68%	3.68%	3.68%
Nominal amount in respective currency	$ 118,000
Principal carrying value in TUSD8	$ 118,000
Unsecured Bank Loan, EURIBOR+2.50%
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%	2.50%	2.50%
Unsecured Bank Loan, EURIBOR+2.50% | EURIBOR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | €			€ 150,000
Principal carrying value in TUSD8	$ 175,950
Secured Bank Loan, SOFR+1.00% 1
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Secured Bank Loan, SOFR+1.00% 1 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency	$ 150,000			$ 25,000
Principal carrying value in TUSD8	$ 150,000			$ 25,000
Secured Bank Loan, SOFR+1.00% 2
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Secured Bank Loan, SOFR+1.00% 2 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency	$ 150,000			$ 50,000
Principal carrying value in TUSD8	$ 150,000			$ 50,000
Secured Bank Loan, EURIBOR+2.30% 1
Disclosure of detailed information about borrowings [line items]
Interest rate	2.30%	2.30%	2.30%
Secured Bank Loan, EURIBOR+2.30% 1 | EURIBOR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | €			€ 3,500
Principal carrying value in TUSD8	$ 4,090
Secured Bank Loan, EURIBOR+2.30% 2
Disclosure of detailed information about borrowings [line items]
Interest rate	2.30%	2.30%	2.30%
Secured Bank Loan, EURIBOR+2.30% 2 | EURIBOR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | €			€ 12,200
Principal carrying value in TUSD8	$ 14,121
Unsecured Bank Loan, LPR+1.05%
Disclosure of detailed information about borrowings [line items]
Interest rate				1.05%	1.05%	1.05%
Unsecured Bank Loan, LPR+1.05% | LPR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | ¥					¥ 177,000
Principal carrying value in TUSD8				$ 24,249
Unsecured Bank Loan, LPR+0.35% 1
Disclosure of detailed information about borrowings [line items]
Interest rate				0.35%	0.35%	0.35%
Unsecured Bank Loan, LPR+0.35% 1 | LPR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | ¥					¥ 473,000
Principal carrying value in TUSD8				$ 64,802
Unsecured Bank Loan, LPR+0.35% 2
Disclosure of detailed information about borrowings [line items]
Interest rate				0.35%	0.35%	0.35%
Unsecured Bank Loan, LPR+0.35% 2 | LPR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | ¥					¥ 88,000
Principal carrying value in TUSD8				$ 12,056
Unsecured Bank Loan, LPR+0.85%
Disclosure of detailed information about borrowings [line items]
Interest rate				0.85%	0.85%	0.85%
Unsecured Bank Loan, LPR+0.85% | LPR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | ¥					¥ 231,000
Principal carrying value in TUSD8				$ 31,647
Unsecured Bank Loan, 7.8% 1 p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate				7.80%	7.80%	7.80%
Nominal amount in respective currency				$ 196,000
Principal carrying value in TUSD8				$ 196,000
Secured Bank Loan, SOFR+0.55%
Disclosure of detailed information about borrowings [line items]
Interest rate				0.55%	0.55%	0.55%
Secured Bank Loan, SOFR+0.55% | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency				$ 320,000
Principal carrying value in TUSD8				$ 320,000
Unsecured Bank Loan, SOFR+0.55%
Disclosure of detailed information about borrowings [line items]
Interest rate				0.55%	0.55%	0.55%
Unsecured Bank Loan, SOFR+0.55% | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency				$ 82,000
Principal carrying value in TUSD8				$ 82,000
Secured Bank Loan, SOFR+1.15% 1
Disclosure of detailed information about borrowings [line items]
Interest rate				1.15%	1.15%	1.15%
Secured Bank Loan, SOFR+1.15% 1 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency				$ 100,000
Principal carrying value in TUSD8				$ 100,000
Secured Bank Loan, 6.9% p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate				6.90%	6.90%	6.90%
Nominal amount in respective currency				$ 100,000
Principal carrying value in TUSD8				$ 100,000
Unsecured Bank Loan, 7.8% 2 p.a.
Disclosure of detailed information about borrowings [line items]
Interest rate				7.80%	7.80%	7.80%
Nominal amount in respective currency				$ 104,000
Principal carrying value in TUSD8				$ 104,000
Unsecured Bank Loan, LPR+0.45%
Disclosure of detailed information about borrowings [line items]
Interest rate				0.45%	0.45%	0.45%
Unsecured Bank Loan, LPR+0.45% | LPR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | ¥					¥ 39,000
Principal carrying value in TUSD8				$ 5,343
Secured Bank Loan, SOFR+1.15% 2
Disclosure of detailed information about borrowings [line items]
Interest rate				1.15%	1.15%	1.15%
Secured Bank Loan, SOFR+1.15% 2 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency				$ 100,000
Principal carrying value in TUSD8				$ 100,000
Secured Bank Loan, SOFR+1.10%
Disclosure of detailed information about borrowings [line items]
Interest rate				1.10%	1.10%	1.10%
Secured Bank Loan, SOFR+1.10% | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency				$ 100,000
Principal carrying value in TUSD8				$ 100,000
Secured Bank Loan, EURIBOR+2.3%
Disclosure of detailed information about borrowings [line items]
Interest rate				2.30%	2.30%	2.30%
Secured Bank Loan, EURIBOR+2.3% | EURIBOR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | €						€ 361,886
Principal carrying value in TUSD8				$ 375,548
Secured Bank Loan, SOFR+1.00% 3
Disclosure of detailed information about borrowings [line items]
Interest rate				1.00%	1.00%	1.00%
Secured Bank Loan, SOFR+1.00% 3 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency				$ 50,000
Principal carrying value in TUSD8				$ 50,000
Secured Bank Loan, SOFR+1.00% 4
Disclosure of detailed information about borrowings [line items]
Interest rate				1.00%	1.00%	1.00%
Secured Bank Loan, SOFR+1.00% 4 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency				$ 25,000
Principal carrying value in TUSD8				$ 25,000
Unsecured Bank Loan, SOFR+0.30% 1
Disclosure of detailed information about borrowings [line items]
Interest rate				0.30%	0.30%	0.30%
Unsecured Bank Loan, SOFR+0.30% 1 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency				$ 41,650
Principal carrying value in TUSD8				$ 41,650
Unsecured Bank Loan, SOFR+0.30% 2
Disclosure of detailed information about borrowings [line items]
Interest rate				0.30%	0.30%	0.30%
Unsecured Bank Loan, SOFR+0.30% 2 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency				$ 58,350
Principal carrying value in TUSD8				$ 58,350
Unsecured Bank Loan, SOFR+0.30% 3
Disclosure of detailed information about borrowings [line items]
Interest rate				0.30%	0.30%	0.30%
Unsecured Bank Loan, SOFR+0.30% 3 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency				$ 11,200
Principal carrying value in TUSD8				$ 11,200
Unsecured Bank Loan, LPR+1.40%
Disclosure of detailed information about borrowings [line items]
Interest rate				1.40%	1.40%	1.40%
Unsecured Bank Loan, LPR+1.40% | LPR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | ¥					¥ 2,000,000
Principal carrying value in TUSD8				$ 274,000
Secured Bank Loan, LPR+1.40%
Disclosure of detailed information about borrowings [line items]
Interest rate				1.40%	1.40%	1.40%
Secured Bank Loan, LPR+1.40% | LPR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | ¥					¥ 1,000,000
Principal carrying value in TUSD8				$ 137,000
Unsecured Bank Loan, LPR+0.90%
Disclosure of detailed information about borrowings [line items]
Interest rate				0.90%	0.90%	0.90%
Unsecured Bank Loan, LPR+0.90% | LPR
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency | ¥					¥ 14,000
Principal carrying value in TUSD8				$ 1,918
Secured Bank Loan, SOFR+1.10% 1
Disclosure of detailed information about borrowings [line items]
Interest rate				1.10%	1.10%	1.10%
Secured Bank Loan, SOFR+1.10% 1 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Nominal amount in respective currency				$ 125,000
Principal carrying value in TUSD8				$ 125,000